Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 31,590,786	$ 31,479,528		$ 20,157,112
Restricted cash	702,836	1,052,096	[1]	1,334,868
Accounts receivable, net	137,626,354	118,406,001	[1]	68,664,308
Bills receivable	167,170	33,052	[1]	0
Amounts due from related companies	256,574	255,169	[1]	3,784,069
Other receivables, prepayments and deposits	8,803,837	5,750,056	[1]	3,332,747
Inventories	19,724,650	14,183,052	[1]	10,776,877
Deferred income taxes	913,110	927,860	[1]	207,222
Total current assets	199,785,317	172,086,814	[1]	108,257,203
Property, plant and equipment, net	18,968,321	18,097,062	[1]	14,605,888
Land use rights, net	13,584,030	13,584,135	[1]	13,422,048
Long-term deposits	7,273,060	7,070,400	[1]	3,482,200
Goodwill	542,881	540,157	[1]	560,418
Other intangible assets, net	483,459	504,948	[1]	581,481
Deferred income taxes	677,071	667,509	[1]	629,798
Other investment	31,622	31,424	[1]	0
Total assets	241,345,761	212,582,449	[1]	141,539,036
Current liabilities
Accounts payable	62,733,066	42,290,191	[1]	35,497,337
Bills payable	1,405,672	2,104,192	[1]	2,669,752
Other payables and accrued expenses	4,138,729	5,490,237	[1]	4,856,956
Amounts due to directors	172,247	168,246	[1]	190,484
Amounts due to related companies	34,146	37,604	[1]	139,219
Income taxes payable	3,087,507	2,726,869	[1]	2,564,359
Secured bank loans	9,093,996	9,036,060	[1]	8,898,218
Other loans	193,052	200,956	[1]	162,664
Retirement benefit costs	55,089	46,854	[1]	33,412
Total current liabilities	80,913,504	62,101,209	[1]	55,012,401
Secured long-term bank loans	187,637	206,767	[1]	1,941,606
Warrant liabilities	233,715	190,991	[1]	1,273,193
Retirement benefit costs	172,732	177,368	[1]	213,763
Total liabilities	81,507,588	62,676,335	[1]	58,440,963
Commitments and contingencies			[1],[2]		[2]
Convertible redeemable preferred stock
Series A convertible redeemable preferred stock; $0.001 par value; 20,000,000 shares authorized; 9,375,000 shares issued and outstanding	34,552,914	33,385,903	[1]	0
Stockholders’ equity
Common stock: par value $0.001 per share 150,000,000 shares authorized and 38,154,340 shares issued and outstanding	38,154	38,154	[1]	38,154
Additional paid-in-capital	18,413,206	18,273,766	[1]	16,633,411
Statutory and other reserves	6,851,002	6,851,002	[1]	4,585,854
Accumulated other comprehensive income	9,796,653	8,909,155	[1]	4,427,865
Retained earnings	90,186,244	82,448,134	[1]	57,412,789
Total stockholders’ equity	125,285,259	116,520,211		83,098,073
Total liabilities and stockholders’ equity	$ 241,345,761	$ 212,582,449	[1]	$ 141,539,036

[1]	Derived from audited financial statements.
[2]	Note 19